Gottschalks Inc.
7 River Park Place East
Fresno, California    93720

October 17, 2007

Securities and Exchange Commission
Washington, D.C. 20549

Gentlemen:

      Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 8-K/A.

Sincerely,

Gottschalks Inc.

Sue Fox
Assistant to Chairman and Chief Executive Officer